Loans and Allowance for Credit Losses Textual (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Unearned income, net deferred loan fees and unamortized discount and premium	$ 6,400,000,000	$ 7,400,000,000
Loan charge-offs	6,410,000,000	10,973,000,000	13,615,000,000	20,100,000,000	19,825,000,000
Allowance for Credit Losses, Purchased Credit-Impaired	30,000,000	117,000,000	231,000,000	298,000,000	333,000,000
Financing Receivable, Recorded Investment, nonaccrual status	15,668,000,000	20,486,000,000
90 days or more past due and still accruing	23,219,000,000	23,245,000,000
Impaired loans, Recorded Investment	28,070,000,000	30,012,000,000
Unpaid principal balance	33,646,000,000	36,255,000,000
Total unfunded loan commitments on troubled debt restructurings	407,000,000	421,000,000
Financing Receivable Modifications, principal forgiven	393,000,000	495,000,000	577,000,000
Allowances Related To Adoption Of Consolidation Accounting Guidance				693,000,000
Other concessions, primary modification type	7,165,000,000	11,362,000,000	6,595,000,000
High Value Properties, Threshold	1,000,000
Loan Concentration Risk (Textual) [Abstract]
Unfunded credit commitments, lines of credit portfolio	73,600,000,000
Loans remodified	3,100,000,000	3,900,000,000	496,000,000
Temporary advance arrangements	approximately $87 billion
Commercial letters of credit, international trade	1,200,000,000	1,500,000,000
California [Member] | Residential Mortgage [Member]
Loan Concentration Risk (Textual) [Abstract]
Concentration of loans as a percentage of total loans	13.00%	13.00%
Concentration Risk, Geographic	These Califorina loans are generally diversified among the larger metropolitan areas in California, with no single area consisting of more than 3% of total loans.
Pick-a-pay [Member]
Loan Concentration Risk (Textual) [Abstract]
Concentration of loans as a percentage of total loans	3.00%	10.00%
Interest-only Loans [Member] | Residential Mortgage [Member]
Loan Concentration Risk (Textual) [Abstract]
Concentration of loans as a percentage of total loans	15.00%	18.00%
Home Affordable Modification Program [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Impaired loans, Recorded Investment	253,000,000	402,000,000
Second Lien Modification Program [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Impaired loans, Recorded Investment	45,000,000	45,000,000
Proprietary Program [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Impaired loans, Recorded Investment	352,000,000	258,000,000
Purchased Credit-Impaired Loans [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
90 days or more past due and still accruing	4,500,000,000	6,000,000,000
Purchased Credit-Impaired Loans [Member] | California [Member] | Residential Mortgage [Member]
Loan Concentration Risk (Textual) [Abstract]
Concentration of loans as a percentage of total loans	2.00%	2.00%
Trial modifications [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Impaired loans, Recorded Investment	650,000,000	705,000,000
Trial modifications [Member] | Financing Receivable Accruing [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Impaired loans, Recorded Investment	286,000,000	276,000,000
Trial modifications [Member] | Financing Receivable Nonaccruing [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Impaired loans, Recorded Investment	364,000,000	429,000,000
Commercial and Industrial Loans [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Loan charge-offs	715,000,000	1,306,000,000	1,598,000,000	2,775,000,000	3,365,000,000
Financing Receivable, Recorded Investment, nonaccrual status	738,000,000	1,422,000,000
Impaired loans, Recorded Investment	1,274,000,000	2,086,000,000
Unpaid principal balance	2,016,000,000	3,331,000,000
Loan Concentration Risk (Textual) [Abstract]
Concentration Risk, Other Risk	At December 31, 2013 and 2012, we did not have concentrations representing 10% or more of our total loan portfolio in domestic commercial and industrial loans and lease financing by industry or CRE loans (real estate mortgage and real estate construction) by state or property type.
Commercial and Industrial Loans [Member] | Purchased Credit-Impaired Loans [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
90 days or more past due and still accruing	0	23,000,000
Commercial Real Estate Mortgage [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Loan charge-offs	190,000,000	382,000,000	636,000,000	1,151,000,000	670,000,000
Financing Receivable, Recorded Investment, nonaccrual status	2,252,000,000	3,322,000,000
Impaired loans, Recorded Investment	3,375,000,000	4,673,000,000
Unpaid principal balance	4,269,000,000	5,766,000,000
Commercial Real Estate Mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
90 days or more past due and still accruing	43,000,000	140,000,000
Commercial Real Estate Construction [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Loan charge-offs	28,000,000	191,000,000	351,000,000	1,189,000,000	1,063,000,000
Financing Receivable, Recorded Investment, nonaccrual status	416,000,000	1,003,000,000
Impaired loans, Recorded Investment	615,000,000	1,345,000,000
Unpaid principal balance	946,000,000	1,975,000,000
Commercial Real Estate Construction [Member] | Purchased Credit-Impaired Loans [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
90 days or more past due and still accruing	76,000,000	127,000,000
Commercial Real Estate Mortgage and Construction Loans [Member]
Loan Concentration Risk (Textual) [Abstract]
Concentration Risk, Other Risk	At December 31, 2012 and 2011, we did not have concentrations representing 10% or more of our total loan portfolio in domestic commercial and industrial loans and lease financing by industry or CRE loans (real estate mortgage and real estate construction) by state or property type.
Commercial Real Estate Mortgage and Construction Loans [Member] | Criticized [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Loans, excluding Purchased Credit Impaired Loans	12,700,000,000
Financing Receivable, Recorded Investment, nonaccrual status	2,700,000,000
Lease Financing and Foreign [Member]
Loan Concentration Risk (Textual) [Abstract]
Concentration Risk, Other Risk	At December 31, 2013 and 2012, we did not have concentrations representing 10% or more of our total loan portfolio in domestic commercial and industrial loans and lease financing by industry or CRE loans (real estate mortgage and real estate construction) by state or property type.
Total Commercial [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Loan charge-offs	993,000,000	2,014,000,000	2,796,000,000	5,433,000,000	5,564,000,000
Allowance for Credit Losses, Purchased Credit-Impaired	26,000,000	88,000,000
Financing Receivable, Recorded Investment, nonaccrual status	3,475,000,000	5,824,000,000
Impaired loans, Recorded Investment	5,334,000,000	8,186,000,000
Unpaid principal balance	7,346,000,000	11,235,000,000
Total Commercial [Member] | Loans held for sale [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Financing Receivable, Recorded Investment, nonaccrual status	1,000,000	16,000,000
Total Commercial [Member] | Purchased Credit-Impaired Loans [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
90 days or more past due and still accruing	207,000,000	457,000,000
Total Consumer [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Loan charge-offs	5,417,000,000	8,959,000,000	10,819,000,000	14,667,000,000	14,261,000,000
Allowance for Credit Losses, Purchased Credit-Impaired	4,000,000	29,000,000
Financing Receivable, Recorded Investment, nonaccrual status	12,193,000,000	14,662,000,000
Financing Receivable, Recorded Investment, equal to or greater than 90 days past due	7,700,000,000	10,300,000,000
90 days or more past due and still accruing	902,000,000	1,100,000,000
Impaired loans, Recorded Investment	22,736,000,000	21,826,000,000
Unpaid principal balance	26,300,000,000	25,020,000,000
Total Consumer [Member] | Loans Discharged in Bankruptcy [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Other concessions, primary modification type	4,000,000,000	5,200,000,000
Real estate 1-4 family first mortgage [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Loan charge-offs	1,439,000,000	3,013,000,000	3,883,000,000	4,900,000,000	3,318,000,000
Financing Receivable, Recorded Investment, nonaccrual status	9,799,000,000	11,455,000,000
Financing Receivables equal to or greater than 180 days past due, Percentage of Portfolio	2.10%	3.00%
Impaired loans, Recorded Investment	19,500,000,000	18,472,000,000
Unpaid principal balance	22,450,000,000	21,293,000,000
Real estate 1-4 family first mortgage [Member] | Mortgages held for sale [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Financing Receivable, Recorded Investment, nonaccrual status	227,000,000	336,000,000
Real estate 1-4 family junior lien mortgage [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Loan charge-offs	1,578,000,000	3,437,000,000	3,763,000,000	4,934,000,000	4,812,000,000
Financing Receivable, Recorded Investment, nonaccrual status	2,188,000,000	2,922,000,000
Impaired loans, Recorded Investment	2,582,000,000	2,483,000,000
Unpaid principal balance	3,130,000,000	2,855,000,000
Automobile [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Loan charge-offs	625,000,000	651,000,000	799,000,000	1,308,000,000	2,063,000,000
Financing Receivable, Recorded Investment, nonaccrual status	173,000,000	245,000,000
Impaired loans, Recorded Investment	189,000,000	314,000,000
Unpaid principal balance	245,000,000	314,000,000
FHA Insured/VA Guaranteed [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Financing Receivable, certain purchases net of certain transfers to held for sale	8,200,000,000	9,800,000,000
90 days or more past due and still accruing	21,274,000,000	20,745,000,000
FHA Insured/VA Guaranteed [Member] | Financing Receivable 90 Days Or More Past Due [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Government insured/guaranteed loans	20,800,000,000	20,200,000,000
FHA Insured/VA Guaranteed [Member] | Impaired Loans [Member] | Financing Receivable Accruing [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Government insured/guaranteed loans	2,500,000,000	1,900,000,000
FHA Insured, VA Or FFELP Guaranteed [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
90 days or more past due and still accruing	22,200,000,000	21,800,000,000
Student Loans guaranteed under FFELP [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
90 days or more past due and still accruing	900,000,000	1,065,000,000
Student Loans guaranteed under FFELP [Member] | Financing Receivable 90 Days Or More Past Due [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Government insured/guaranteed loans	900,000,000	1,100,000,000
Lines of credit [Member]
Loan Concentration Risk (Textual) [Abstract]
Lines of credit draw period, terms	Our first and junior lien lines of credit products generally have a draw period of 10 years (with some up to 15 or 20 years) with variable interest rate and payment options during the draw period of (1) interest only or (2) 1.5% of total outstanding balance plus accrued interest. During the draw period, the borrower has the option of converting all or a portion of the line from a variable interest rate to a fixed rate with terms including interest-only payments for a fixed period between three to seven years or a fully amortizing payment with a fixed period between five to 30 years. At the end of the draw period, a line of credit generally converts to an amortizing payment schedule with repayment terms of up to 30 years based on the balance at time of conversion.
Lines of credit portfolio, outstanding balance	75,700,000,000
Lines of credit portfolio, amount in amortization period	3,900,000,000
Lines of credit portfolio, percentage in amortization period	5.00%
Lines of credit portfolio, amount to enter amortization period in 2014-2015	11,600,000,000
Lines of credit portfolio, percentage to enter amortization period in 2014-2015	15.00%
Lines of credit portfolio, amount to enter amortization period in 2016-2018	22,800,000,000
Lines of credit portfolio, percentage to enter amortization period in 2016-2018	30.00%
Lines of credit portfolio, amount to enter amortization period in subsequent years	37,400,000,000
Lines of credit portfolio, percentage to enter amortization period in subsequent years	50.00%
Lines of credit, amortization period [Member]
Loan Concentration Risk (Textual) [Abstract]
Lines of credit portfolio, amount 30 or more days past due	274,000,000
Lines of credit portfolio, percentage 30 or more days past due	7.00%
Lines of credit, draw period [Member]
Loan Concentration Risk (Textual) [Abstract]
Lines of credit portfolio, amount 30 or more days past due	1,500,000,000
Lines of credit portfolio, percentage 30 or more days past due	2.00%
Lease Financing [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Loan charge-offs	33,000,000	24,000,000	38,000,000	120,000,000	229,000,000
Financing Receivable, Recorded Investment, nonaccrual status	29,000,000	27,000,000
Impaired loans, Recorded Investment	33,000,000	39,000,000
Unpaid principal balance	$ 71,000,000	$ 54,000,000